Pension and Other Postretirement Benefit Plans - Additional Information (Detail) $ in Thousands		1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 31, 2016	Apr. 30, 2016 USD ($) Employee	Mar. 31, 2016 USD ($) Employee	Jan. 31, 2015 USD ($) Employee	Aug. 02, 2014 USD ($)	Apr. 29, 2017 USD ($)	Apr. 30, 2016 USD ($)	May 02, 2015 USD ($)
Pension and Other Postretirement Benefit Plans [Line Items]
Increase in pension liability					$ 15,747			$ 3,062
(Increase) decrease in other comprehensive income, before tax					$ (15,747)			6,503
Number of terminated vested participants elected to receive lump sum payments | Employee				735
Lump sum payments made to plan participants				$ 15,190
Pension plan settlement charge			$ 18,100				$ 20,897
Number of remaining active and terminated vested participants elected to receive lump sum payments | Employee		2,300
Number of remaining active and terminated vested participants received lump sum payments | Employee			1,800
Benefits for the remaining plan population transferred to Massachusetts Mutual Life Insurance Company		$ 34,300
Number of missed participants received lump sum payments	28
Pension expense						$ 276	25,330	10,434
Regular pension expense							4,433
Company contributions, employee benefit expenses						$ 11,815	$ 12,251	$ 12,363
Selling and Administrative Expenses
Pension and Other Postretirement Benefit Plans [Line Items]
Pension plan settlement charge				$ 7,317